Financial assets and liabilities (Tables)	9 Months Ended
Mar. 31, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of March 31, 2022
Cash & cash equivalents	5(a)	—	—	76,760	76,760
Trade & other receivables	5(b)	—	—	5,634	5,634
Financial assets at fair value through other comprehensive income		2,032	—	—	2,032
Other non-current assets		—	—	1,973	1,973
		2,032	—	84,367	86,399
As of June 30, 2021
Cash & cash equivalents	5(a)	—	—	136,881	136,881
Trade & other receivables	5(b)	—	—	4,842	4,842
Financial assets at fair value through other comprehensive income		2,080	—	—	2,080
Other non-current assets		—	—	1,724	1,724
		2,080	—	143,447	145,527

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of March 31, 2022
Trade and other payables	5(c)	—	—	18,983	18,983
Borrowings	5(d)	—	—	94,169	94,169
Contingent consideration	5(e)(iii)	—	23,890	—	23,890
Warrant liability	5(e)(vi)	—	5,033	—	5,033
		—	28,923	113,152	142,075
As of June 30, 2021
Trade and other payables	5(c)	—	—	19,598	19,598
Borrowings	5(d)	—	—	94,245	94,245
Contingent consideration	5(e)(iii)	—	25,409	—	25,409
		—	25,409	113,843	139,252

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Cash at bank	76,311	136,430
Deposits at call(1)	449	451
	76,760	136,881

(1)	As of March 31, 2022 and June 30, 2021, interest-bearing deposits at call include amounts of $0.4 million and $0.5 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments

(i) Trade and other receivables

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Trade debtors	2,011	2,000
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Security deposit	—	252
Sundry debtors	11	—
Other recoverable taxes (Goods and services tax and value-added tax)	168	646
Insurance asset	1,500	—
Trade and other receivables	5,634	4,842

(ii) Prepayments

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Clinical trial research and development expenditure	1,358	2,823
Prepaid insurance and subscriptions	3,768	1,921
Other	613	1,760
Prepayments	5,739	6,504

Summary of Trade and Other Payables
c.	Trade and other payables

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Trade payables and other payables	18,983	19,598
Trade and other payables	18,983	19,598

Summary of Borrowings
d.	Borrowings

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	80,000
Less: transaction costs	(8,142)	(6,751)
Amortization of carrying amount, net of payments made	20,392	20,996
	94,169	94,245

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Borrowings
Current	5,523	53,200
Non-current	88,646	41,045
	94,169	94,245

Summary of Net Debt

(iii) Net Debt Reconciliation

	As of March 31,	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Cash and cash equivalents	76,760	136,881
Borrowings	(94,169)	(94,245)
Lease liabilities	(10,482)	(11,250)
Warrant liability	(5,033)	—
Net Debt(1)	(32,924)	31,386

Cash and cash equivalents	76,760	136,881
Gross debt - fixed interest rates	(104,651)	(52,631)
Gross debt - variable interest rates	—	(52,864)
Warrant liability	(5,033)	—
Net Debt(1)	(32,924)	31,386
(1)	Net debt amount includes leases and borrowing arrangements.

Summary of Net Debt Reconciliation

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2021	(94,245)	(11,250)	—	(105,495)	136,881	31,386
Cash Flows(1)	12,875	2,852	(8,081)	7,646	(59,727)	(52,081)
Remeasurement adjustments	(450)	—	3,047	2,597	—	2,597
Other Changes(2)	(12,349)	(645)	—	(12,994)	—	(12,994)
Acquisition – leases	—	(1,463)	—	(1,463)	—	(1,463)
Foreign exchange adjustments	—	24	1	25	(394)	(369)
Net Debt as at March 31, 2022	(94,169)	(10,482)	(5,033)	(109,684)	76,760	(32,924)
(1)	Cash flows include the payments of borrowings, lease liabilities and interest which are presented as financing cash flows in the statement of cash flows.
(2)	Other changes include modification of leases and accrued interest expenses for borrowings and leases.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of March 31, 2022 and June 30, 2021 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of March 31, 2022
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,032	2,032
Total Financial Assets		—	—	2,032	2,032

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	23,890	23,890
Warrant liabilities	5(e)(vi)	—	—	5,033	5,033
Total Financial Liabilities		—	—	28,923	28,923

As of June 30, 2021
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,080	2,080
Total Financial Assets		—	—	2,080	2,080

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	25,409	25,409
Total Financial Liabilities		—	—	25,409	25,409

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the nine months ended March 31, 2022 and the year ended June 30, 2021.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2020	45,166
Amount used during the period	(1,070)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(18,687)
Closing balance - June 30, 2021	25,409

Opening balance - July 1, 2021	25,409
Amount used during the period	(918)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(601)
Closing balance - March 31, 2022	23,890

(1)

In the year ended June 30, 2021 a gain of $18.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain was a net result of changing the key assumptions of the contingent consideration valuation such as probability of success and developmental timelines primarily as a result of receiving the Complete Response Letter from the FDA on the BLA for remestemcel-L for the treatment of pediatric SR-aGVHD on September 30, 2020.

(2)

In the nine months ended March 31, 2022 a gain of $0.6 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation such as developmental timelines, market growth and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of March 31,	Fair value as of June 30,	Valuation	Unobservable	Nine Months Ended March 31,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2022	2021	technique	inputs(1)	2022	2021	fair value
Contingent consideration provision	23,890	25,409	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Nine months ended 31 March, 2022: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.2%.

Year ended 30 June, 2021: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.3%.

				Expected unit sales price	Various	Various

Nine months ended 31 March, 2022: A change in the price assumptions by 10% would increase/decrease the fair value by 3%.

Year ended 30 June, 2021: A change in the price assumptions by 10% would increase/decrease the fair value by 3%.

				Expected sales volumes	Various	Various

Nine months ended 31 March, 2022: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%.

Year ended 30 June, 2021: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%.

				Probability of success	Various	Various

Nine months ended 31 March, 2022: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.7% and 17.5%, respectively.

Year ended 30 June, 2021: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.3%, respectively.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of March 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2022	2021
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	18,064	18,328
Fair value of royalty payments from commercialization of the intellectual property acquired	5,826	7,081
	23,890	25,409

Summary of Warrant Liability
(in U.S. dollars, in thousands)	As of March 31,	As of June 30,
Warrant liability	2022	2021
Opening balance	—	—
Warrants fair value at grant date - November 19, 2021	8,081	—
Remeasurement of warrant liability	(3,048)	—
Closing Balance	5,033	—

Summary of Fair Value of Warrants	The following assumptions were based on observable market conditions that existed at the issue date and as of March 31, 2022.
	As of March 31,	At Grant date - November 19,
Assumption	2022	2021	Rationale
Share Price	US$4.22	US$6.24	Closing share price on valuation date from external market source
Exercise Price	US$7.26	US$7.26	As per subscription agreement
Expected Term	7 years	7 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	84.32%	83.94%	Based on historical volatility data for the Company
Risk Free Interest Rate	2.43%	1.46%	Based on the closing U.S treasury issued 7 year bonds on valuation date
Fair value per warrant	US$2.8441	US$4.5664	Determined using Black Scholes-valuation model with the inputs above
Fair value	$5,033,107	$8,081,028	Fair value of 1,769,669 warrants as at grant date and as of March 31, 2022